Overview of consolidated entities	12 Months Ended
Dec. 31, 2023
Overview of consolidated entities
Overview of consolidated entities

28Overview of consolidated entities

	Country of
Name	incorporation	% equity interest*
		2023	2022	2021
Materialise NV	Belgium	100%	100%	100%
Materialise SAS	France	100%	100%	100%
Materialise GmbH	Germany	100%	100%	100%
Materialise Japan K.K.	Japan	100%	100%	100%
Materialise s.r.o.	Czech Republic	100%	100%	100%
Materialise USA, LLC	United States	99%	99%	99%
OBL SAS	France	100%	100%	100%
Materialise Austria GmbH	Austria	100%	100%	100%
MATERIALISE SDN. BHD	Malaysia	100%	100%	100%
Materialise Ukraine LLC	Ukraine	100%	100%	100%
RapidFit NV	Belgium	100%	100%	100%
Meridian Technique Limited	United Kingdom	100%	100%	100%
OrthoView Holdings Limited	United Kingdom	100%	100%	100%
Materialise SA	Poland	100%	100%	100%
Materialise Colombia SAS	Colombia	100%	100%	100%
Materialise Motion NV	Belgium	100%	100%	100%
Materialise Shanghai Co.Ltd	China	100%	100%	100%
Engimplan Engenharia de Implante Industria E Comércio Ltda	Brazil	100%	100%	100%
Engimplan Holding Ltda	Brazil	100%	100%	100%
Materialise Limited	South-Korea	100%	100%	100%
Materialise Australia PTY Ltd	Australia	100%	100%	100%
Materialise S.R.L.	Italy	100%	100%	100%
ACTech GmbH	Germany	100%	100%	100%
ACTech Holding GmbH	Germany	100%	100%	100%
ACTech North America, Inc.	United States	100%	100%	100%
Tianjin Zhenyuan Materialise Medical Technology Ltd	China	51%	51%	51%

*The overview provides the equity interest held as of 31 December of each respective year.

The entities Materialise GmbH, Gilching, Germany, ACTech Holding GmbH, Freiberg / Saxony, Germany and ACTech GmbH, Freiberg / Saxony, Germany, have taken advantage of the exemption regulations of § 264 (3) HGB (German Commercial Code) for the financial year ending December 31, 2021, 2022 and 2023.